Organization and Basis of Presentation (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Schedule of company's derivative liability activity
Balance			$ 188,128
Derivative liability - insufficient shares				85,960	85,960
Derivative liability - reclass into additional paid in capital due to sufficient shares					(85,960)
Initial measurement at issuance date of the notes				$ 182,701	389,697
Derivative liability reclass into additional paid in capital upon notes conversion			(125,710)		(182,701)
Change in fair value of derivative at period end			(62,418)		(18,868)
Balance					$ 188,128